               CREDIT SUISSE WARBURG PINCUS FUNDS

                               CREDIT | ASSET
                               SUISSE | MANAGEMENT


                               SEMIANNUAL
                                 REPORT

                             JUNE 30, 2001
                               (UNAUDITED)

                  Credit Suisse Warburg Pincus Trust--
                   Global Post-Venture Capital Portfolio

Credit Suisse Warburg Pincus Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

More complete information about the Trust, including charges and expenses, and the special considerations and risks associated with international investing, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. Because of the nature of the Portfolio's holdings and certain aggressive strategies it may use, an investment in the Portfolio entails greater risk and may not be appropriate for all investors. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Warburg Pincus Trust, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. The Trust is advised by Credit Suisse Asset Management, LLC.

THE PORTFOLIO'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS.

BECAUSE OF THE NATURE OF THE PORTFOLIO'S HOLDINGS AND CERTAIN AGGRESSIVE STRATEGIES IT MAY USE, AN INVESTMENT IN THE PORTFOLIO ENTAILS GREATER RISK AND MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF JUNE 30, 2001; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE WARBURG PINCUS TRUST - GLOBAL POST-VENTURE CAPITAL PORTFOLIO SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2001

                                                                  August 2, 2001

Dear Shareholder:

   For the six months ended June 30, 2001, Credit Suisse Warburg Pincus
Trust - Global Post-Venture Capital Portfolio* (the "Portfolio") had a loss of 19.60%, vs. gains of 0.04% and 2.13%, respectively, for the Russell 2000 Growth Index** and the Nasdaq Industrials Index,*** and a loss of 2.88% for the Russell 2500 Growth Index.**** The Portfolio's one-year return through June 30, 2001 was -37.92%. Its since-inception (on September 30, 1996) average annual total return through June 30, 2001 was 4.90%.

   Global stock markets remained in turmoil. Despite interest rate reductions in the U.S., Japan and Europe during the period, general uncertainty over the U.S. and global economies persisted. Technology and telecommunications stocks were under the heaviest selling pressure, burdened by profit disappointments from leading technology companies, debt worries in the telecommunications area and inventory backlogs. Against this backdrop, the Portfolio had a sizable loss, hurt by the poor environment for the smaller-cap and aggressive-growth stocks it targets. The Portfolio was also hampered by its fairly limited ability to invest in areas such as financial-services and energy, sectors that had relatively good performance for the six months.

   We made no major changes to the Portfolio in the period in terms of regional emphasis. The bulk of the Portfolio was invested in the U.S. (roughly 55% of the Portfolio as of June 30), in part based on our view that the U.S. should recover ahead of other major economies. That said, we continued to find stocks we deemed attractive in Europe. Our European purchases in the period included companies in Switzerland, France, Germany and Italy, where we purchased a real-estate stock and a leisure stock. Elsewhere, we raised our exposure to Japan on a stock-specific basis and we maintained an approximately 4% weighting in Israel.

   In terms of sector allocation, we reduced our weighting in technology (about 20% of the Portfolio, including telecommunications equipment & services stocks, as of the end of the period), a move we deemed appropriate based on this sector's clouded near-term prospects. That notwithstanding, technology will remain an important investment theme in the portfolio (and we added several technology stocks late in the period). Technology represents more than half of the post-venture universe, and venture capital remains targeted at the Internet, communications and software areas in particular.

   Elsewhere, we maintained significant exposure to the health-care, financial-services and consumer areas. Our consumer-related holdings included a number of media stocks that we believe have good prospects going forward.

         Despite the recent volatility in global equity markets, and weakness shown by small-cap and aggressive-growth stocks, we see grounds for optimism. The Federal Reserve has lowered interest rates by 275 basis points so far in 2001, and is maintaining an easing bias. Japan has moved to improve liquidity, and the European Central Bank, joining much of the rest of the world, lowered rates in May. These moves stand to eventually reduce risk thresholds while supporting global economic growth. For our part, we will remain focused on stocks of what we deem to be well-financed, well-managed companies that in our view have good long-term appreciation potential.

Vincent J. McBride            Elizabeth B. Dater
Co-Portfolio Manager          Co-Portfolio Manager

Greg Norton-Kidd              Calvin E. Chung
Co-Portfolio Manager          Associate Portfolio Manager*


* Name changed from Warburg Pincus Trust - Global Post-Venture Capital Portfolio effective May 1, 2001.

     INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. BECAUSE OF THE NATURE OF THE PORTFOLIO'S HOLDINGS AND CERTAIN AGGRESSIVE STRATEGIES IT MAY USE, AN INVESTMENT IN THE PORTFOLIO ENTAILS GREATER RISK AND MAY NOT BE APPROPRIATE FOR ALL INVESTORS. THERE ARE ALSO SPECIAL RISK CONSIDERATIONS ASSOCIATED WITH POST-VENTURE CAPITAL INVESTMENTS. THESE ARE DETAILED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

** The Russell 2000 Growth Index is an unmanaged index (with no defined investment objective) of those securities in the Russell 2000 Index with a greater-than-average growth orientation. It includes reinvestment of dividends, and is compiled by Frank Russell Company.

*** The Nasdaq Industrials Index measures the stock price performance of more than 3,000 industrial issues included in the Nasdaq OTC Composite Index. The Nasdaq OTC Composite Index represents 4,500 stocks traded over the counter.

**** The Russell 2500 Growth Index measures the performance of those companies in the Russell 2500 Index with higher price-to-book values and higher forecasted growth rates. The Russell 2500 Index is composed of the 2,500 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

CREDIT SUISSE WARBURG PINCUS TRUST - GLOBAL POST-VENTURE CAPITAL PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2001 (Unaudited)


                                                                                        NUMBER OF
                                                                                         SHARES                   VALUE
COMMON STOCKS (93.0%)
BERMUDA (1.1%)
INSURANCE (1.1%)
       Ace, Ltd.(1)                                                                        36,500         $    1,426,785
                                                                                                          --------------
       TOTAL BERMUDA                                                                                           1,426,785
                                                                                                          --------------
BRAZIL (0.7%)
WIRELESS TELECOMMUNICATIONS SERVICES (0.7%)
       Celular CRT Participacoes SA                                                     2,200,463                909,936
                                                                                                          --------------
       TOTAL BRAZIL                                                                                              909,936
                                                                                                          --------------
CANADA (1.7%)
PHARMACEUTICALS (0.9%)
       Biovail Corp. ADR(1)                                                                25,700              1,117,950
                                                                                                          --------------
SOFTWARE (0.8%)
       Descartes Systems Group, Inc.(1)                                                    51,500                940,368
                                                                                                          --------------
       TOTAL CANADA                                                                                            2,058,318

                                                                                                          --------------
FRANCE (5.4%)
COMPUTERS & PERIPHERALS (0.3%)
       Infovista SA(1)                                                                     59,500                327,410
                                                                                                          --------------
ELECTRICAL EQUIPMENT (0.9%)
       Pinguely-Haulotte                                                                   72,600              1,183,121
                                                                                                          --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.1%)
       Neopost SA(1)                                                                       52,800              1,352,138
                                                                                                          --------------
HEALTHCARE PROVIDERS & SERVICES (1.4%)
       Generale de Sante(1)                                                               106,704              1,738,895
                                                                                                          --------------
HOTELS, RESTAURANTS & LEISURE (1.0%)
       Elior                                                                              116,600              1,298,034
                                                                                                          --------------
MEDIA (0.7%)
       Ipsos SA                                                                            15,400                915,208
                                                                                                          --------------
       TOTAL FRANCE                                                                                            6,814,806
                                                                                                          --------------
GERMANY (2.5%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.8%)
       Techem AG(1)                                                                        41,800              1,061,596
                                                                                                          --------------
MACHINERY (1.7%)
       Jenoptik AG                                                                         96,800              2,122,448
                                                                                                          --------------
       TOTAL GERMANY                                                                                           3,184,044
                                                                                                          --------------

                See Accompanying Notes to Financial Statements.

                                                                                        NUMBER OF
                                                                                          SHARES                  VALUE
COMMON STOCKS (CONT'D)
ISRAEL (4.2%)
HEALTHCARE EQUIPMENT & SUPPLIES (2.1%)
       Card-Guard Scientific Survival, Ltd.(1)                                             48,000         $    2,670,598
                                                                                                          --------------
PHARMACEUTICALS (2.1%)
       Taro Pharmaceutical Industries, Ltd. ADR(1)                                         30,600              2,679,336
                                                                                                          --------------
       TOTAL ISRAEL                                                                                            5,349,934
                                                                                                          --------------
ITALY (2.5%)
FOOD PRODUCTS (1.3%)
       Parmalat Finanziaria SpA                                                           589,160              1,571,107
                                                                                                          --------------
LEISURE EQUIPMENT & PRODUCTS (0.5%)
       Ferretti SpA(1)                                                                    179,000                581,897
                                                                                                          --------------
REAL ESTATE (0.7%)
       Beni Stabili SpA                                                                 1,869,700                861,058
                                                                                                          --------------
       TOTAL ITALY                                                                                             3,014,062
                                                                                                          --------------
JAPAN (9.6%)
COMMERCIAL SERVICES & SUPPLIES (2.4%)
       Omega Project Co., Ltd.                                                            380,000                685,560
       Venture Link Co., Ltd.                                                              30,000              2,354,958
                                                                                                          --------------
                                                                                                               3,040,518
                                                                                                          --------------
DIVERSIFIED FINANCIALS (1.0%)
       Sanyo Shinpan Finance Co., Ltd.                                                     36,100              1,262,040
                                                                                                          --------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (1.1%)
       Japan Telecom Co., Ltd.                                                                 66              1,370,639
                                                                                                          --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.6%)
       Micronics Japan Co., Ltd.                                                           72,000                790,920
                                                                                                          --------------
HOUSEHOLD DURABLES (1.5%)
       Sega Corp.(1)                                                                      108,900              1,929,743
                                                                                                          --------------
LEISURE EQUIPMENT & PRODUCTS (1.8%)
       Nintendo Co., Ltd.                                                                  12,100              2,202,371
                                                                                                          --------------
WIRELESS TELECOMMUNICATIONS SERVICES (1.2%)
       NTT DoCoMo, Inc.                                                                        85              1,478,965
                                                                                                          --------------
       TOTAL JAPAN                                                                                            12,075,196
                                                                                                          --------------
LUXEMBOURG (0.6%)
INTERNET SOFTWARE & SERVICES (0.6%)
       Thiel Logistik AG(1)                                                                48,000                770,038
                                                                                                          --------------
       TOTAL LUXEMBOURG                                                                                          770,038
                                                                                                          --------------


                See Accompanying Notes to Financial Statements.

                                                                                        NUMBER OF
                                                                                          SHARES                  VALUE
COMMON STOCKS (CONT'D)
NETHERLANDS (1.5%)
OIL & GAS (0.5%)
       Petroplus International NV                                                          43,526        $       657,732
                                                                                                         ---------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.0%)
       ASML Holding NV(1)                                                                  53,700              1,194,825
                                                                                                         ---------------
       TOTAL NETHERLANDS                                                                                       1,852,557
                                                                                                         ---------------
SPAIN (1.8%)
DIVERSIFIED FINANCIALS (0.2%)
       Dinamia Capital Privado Sociedad de Capital Riesgo SA                               22,130                247,109
                                                                                                         ---------------
HOTELS, RESTAURANTS & LEISURE (0.6%)
       NH Hoteles SA                                                                       66,000                780,553
                                                                                                         ---------------
IT CONSULTING & SERVICES (1.0%)
       Indra Sistemas SA                                                                  149,000              1,311,842
                                                                                                         ---------------
       TOTAL SPAIN                                                                                             2,339,504
                                                                                                         ---------------
SWEDEN (1.0%)
ELECTRICAL EQUIPMENT (0.4%)
       Capio AB(1)                                                                         73,000                533,164
                                                                                                         ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.6%)
       Micronic Laser System AB(1)                                                         41,400                791,105
                                                                                                         ---------------
       TOTAL SWEDEN                                                                                            1,324,269
                                                                                                         ---------------
SWITZERLAND (2.0%)
COMPUTERS & PERIPHERALS (2.0%)
       Logitech International SA(1)                                                         7,700              2,467,633
                                                                                                         ---------------
       TOTAL SWITZERLAND                                                                                       2,467,633
                                                                                                         ---------------
TAIWAN (0.4%)
SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.4%)
       United Microelectronics Corp.(1)                                                   380,000                504,403
                                                                                                         ---------------
       TOTAL TAIWAN                                                                                              504,403
                                                                                                         ---------------
UNITED KINGDOM (8.3%)
COMMERCIAL SERVICES & SUPPLIES (0.8%)
       Nestor Healthcare Group PLC                                                        136,700              1,052,603
                                                                                                         ---------------
COMPUTERS & PERIPHERALS (0.6%)
       Marlborough Stirling PLC(1)                                                        233,600                688,286
                                                                                                         ---------------

                See Accompanying Notes to Financial Statements.

                                                                                        NUMBER OF
                                                                                         SHARES                   VALUE
COMMON STOCKS (CONT'D)
UNITED KINGDOM (CONT'D)
DIVERSIFIED FINANCIALS (3.2%)
       3I Group PLC                                                                       157,900         $    2,367,289
       Amvescap PLC ADR                                                                    31,875              1,103,831
       Insignia Solutions, Inc. ADR(1)                                                    163,200                546,720
                                                                                                          --------------
                                                                                                               4,017,840
                                                                                                          --------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (1.1%)
       Skyepharma PLC(1)                                                                1,199,000              1,374,323
                                                                                                          --------------
HOUSEHOLD PRODUCTS (1.2%)
       MFI Furniture Group PLC                                                            894,500              1,468,754
                                                                                                          --------------
MEDIA (1.2%)
       Eyretel PLC(1)                                                                     850,500                777,499
       Informa Group PLC                                                                  175,000                750,671
                                                                                                          --------------
                                                                                                               1,528,170
                                                                                                          --------------
SOFTWARE (0.2%)
       Orchestream Holdings PLC(1)                                                        224,700                257,556
                                                                                                          --------------
       TOTAL UNITED KINGDOM                                                                                   10,387,532
                                                                                                          --------------
UNITED STATES (49.7%)
BANKS (1.4%)
       Mellon Financial Corp.                                                              37,100              1,706,600
                                                                                                          --------------
BIOTECHNOLOGY (2.7%)
       Genentech, Inc.(1)                                                                  25,800              1,421,580
       Gilead Sciences, Inc.(1)                                                            33,800              1,966,822
                                                                                                          --------------
                                                                                                               3,388,402
                                                                                                          --------------
COMMUNICATIONS EQUIPMENT (1.6%)
       CIENA Corp.(1)                                                                      37,200              1,413,600
       Sonus Networks, Inc.(1)                                                             25,000                584,000
                                                                                                          --------------
                                                                                                               1,997,600
                                                                                                          --------------
COMPUTERS & PERIPHERALS (1.0%)
       Brocade Communications Systems, Inc.(1)                                             27,900              1,227,321
                                                                                                          --------------
CONSTRUCTION & ENGINEERING (0.7%)
       Granite Construction, Inc.                                                          35,300                897,326
                                                                                                          --------------
CONSTRUCTION MATERIALS (1.2%)
       Dal-Tile International, Inc.(1)                                                     80,600              1,495,130
                                                                                                          --------------
DIVERSIFIED FINANCIALS (2.1%)
       Gabelli Asset Management, Inc. Class A(1)                                           34,600              1,423,790
       Radian Group, Inc.                                                                  30,800              1,245,860
                                                                                                          --------------
                                                                                                               2,669,650
                                                                                                          --------------


                See Accompanying Notes to Financial Statements.

                                                                                        NUMBER OF
                                                                                         SHARES                   VALUE
COMMON STOCKS (CONT'D)
UNITED STATES (CONT'D)
ELECTRICAL EQUIPMENT (2.4%)
       Brooks Automation, Inc.(1)                                                          18,100        $       834,410
       Ultratech Stepper, Inc.(1)                                                          48,700              1,249,155
       Vishay Intertechnology, Inc.(1)                                                     37,400                860,200
                                                                                                         ---------------
                                                                                                               2,943,765
                                                                                                         ---------------
ENERGY EQUIPMENT & SERVICES (0.9%)
       Nabors Industries, Inc.(1)                                                          31,200              1,160,640
                                                                                                         ---------------
HEALTHCARE PROVIDERS & SERVICES (4.9%)
       AdvancePCS(1)                                                                       20,800              1,332,240
       Community Health Care(1)                                                            61,700              1,820,150
       Manor Care, Inc.(1)                                                                 60,600              1,924,050
       Province Healthcare Co.(1)                                                          28,700              1,012,823
                                                                                                         ---------------
                                                                                                               6,089,263
                                                                                                         ---------------
HOTELS, RESTAURANTS & LEISURE (1.1%)
       Six Flags, Inc.(1)                                                                  67,000              1,409,680
                                                                                                         ---------------
HOUSEHOLD DURABLES (2.5%)
       Lennar Corp.                                                                        43,700              1,822,290
       Polycom, Inc.(1)                                                                    59,100              1,364,619
                                                                                                         ---------------
                                                                                                               3,186,909
                                                                                                         ---------------
INTERNET SOFTWARE & SERVICES (3.7%)
       BEA Systems, Inc.(1)                                                                39,700              1,219,187
       Interwoven, Inc.(1)                                                                 67,900              1,147,510
       Openwave Systems, Inc.(1)                                                           35,400              1,228,380
       Planetweb, Inc.(1,2)                                                               183,800                998,332
                                                                                                         ---------------
                                                                                                               4,593,409
                                                                                                         ---------------
IT CONSULTING & SERVICES (0.6%)
       BISYS Group, Inc.(1)                                                                13,600                802,400
                                                                                                         ---------------
LEISURE EQUIPMENT & PRODUCTS (1.3%)
       Mattel, Inc.                                                                        84,300              1,594,956
                                                                                                         ---------------
LIMITED PARTNERSHIPS (0.1%)
       Madison Dearborn Capital Partners IV LP(2.3)                                         9,460                  9,460
       Oak Investment Partners X LP(2,3)                                                  117,820                117,820
                                                                                                         ---------------
                                                                                                                 127,280
                                                                                                         ---------------
MEDIA (4.6%)
       Cablevision Systems Corp. Class A(1)                                                21,000              1,228,500
       Harte-Hanks, Inc.                                                                   28,000                693,280
       Insight Communications Co., Inc.(1)                                                 15,100                377,500
       Mediacom Communications Corp.(1)                                                    27,200                480,352
       USA Networks, Inc.(1)                                                               53,500              1,498,000
       Westwood One, Inc.(1)                                                               41,900              1,544,015
                                                                                                         ---------------
                                                                                                               5,821,647
                                                                                                         ---------------


                See Accompanying Notes to Financial Statements.

                                                                                        NUMBER OF
                                                                                         SHARES                   VALUE
COMMON STOCKS (CONT'D)
UNITED STATES (CONT'D)
OIL & GAS (3.0%)
       Chaparral Resources, Inc.(1)                                                         2,778      $           5,556
       Devon Energy Corp.                                                                  21,400              1,123,500
       Newfield Exploration Co.(1)                                                         40,500              1,298,430
       Spinnaker Exploration Co.(1)                                                        33,200              1,323,352
                                                                                                       -----------------
                                                                                                               3,750,838
                                                                                                       -----------------
PHARMACEUTICALS (3.4%)
       IVAX Corp.(1)                                                                       34,400              1,341,600
       PRAECIS Pharmaceuticals, Inc.(1)                                                    59,700                981,468
       Watson Pharmaceuticals, Inc.(1)                                                     30,700              1,892,348
                                                                                                       -----------------
                                                                                                               4,215,416
                                                                                                       -----------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (4.7%)
       Amkor Technology, Inc.(1)                                                           60,800              1,343,680
       Maxim Integrated Products, Inc.(1)                                                  25,100              1,109,671
       Novellus Systems, Inc.(1)                                                           16,400                931,356
       Triquint Semiconductor, Inc.(1)                                                     54,600              1,228,500
       Vitesse Semiconductor Corp.                                                         59,800              1,258,192
                                                                                                       -----------------
                                                                                                               5,871,399
                                                                                                       -----------------
SOFTWARE (2.8%)
       Convera Corp.(1)                                                                   212,700              1,063,500
       Manugistics Group, Inc.(1)                                                          49,100              1,232,410
       Mercury Interactive Corp.(1)                                                        19,900              1,192,010
                                                                                                       -----------------
                                                                                                               3,487,920
                                                                                                       -----------------
SPECIALTY RETAIL (1.6%)
       Barnes & Noble, Inc.(1)                                                             51,300              2,018,655
                                                                                                       -----------------
WIRELESS TELECOMMUNICATIONS SERVICES (1.4%)
       Redback Networks, Inc.(1)                                                          199,400              1,778,648
                                                                                                       -----------------
       TOTAL UNITED STATES                                                                                    62,234,854
                                                                                                       -----------------
TOTAL COMMON STOCKS (Cost $126,932,642)                                                                      116,713,871
                                                                                                       -----------------
WARRANT (0.0%)
UNITED KINGDOM (0.0%)
SOFTWARE (0.0%)
       Insignia Solutions, Inc. (Cost $0)                                                  81,600                      0
                                                                                                       -----------------


                See Accompanying Notes to Financial Statements.

                                                                                                           Par
                                                                               Maturity         Rate       (000)              Value
U.S. TREASURY OBLIGATIONS (3.4%)
       U.S. Treasury Notes                                                     11/30/01        5.875%       $ 100       $    100,900
       U.S. Treasury Notes                                                     11/30/02        5.625%       2,000          2,041,284
       U.S. Treasury Notes                                                     11/15/04        5.875%       2,100          2,172,761
                                                                                                                        ------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,309,128)                                                                          4,314,945
                                                                                                                        ------------
SHORT-TERM INVESTMENT (2.1%)
       State Street Bank and Trust Co. Euro Time Deposit
              (Cost $2,569,000)                                                  7/2/01        3.875%       2,569          2,569,000
                                                                                                                        ------------
TOTAL INVESTMENTS AT VALUE (98.5%) (Cost $133,810,7703)                                                                  123,597,816
OTHER ASSETS IN EXCESS OF LIABILITIES (1.5%)                                                                               1,851,655
                                                                                                                        ------------
NET ASSETS (100.0%)                                                                                                     $125,449,471
                                                                                                                        ============

                            INVESTMENT ABBREVIATION
                        ADR = American Depository Receipt
(1)        Non-income producing security.
(2)        Private placement.
(3)        Illiquid security.
(4)        Cost for federal income tax purposes is $133,819,149.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS TRUST - GLOBAL POST-VENTURE CAPITAL PORTFOLIO STATEMENTS OF LIABILITIES
June 30, 2001 (Unaudited)

ASSETS
        Investments at value (Cost-- $133,810,770)                                                                   $123,597,816
        Cash                                                                                                                  900
        Foreign currency (Cost - $969,132)                                                                                943,234
        Receivable for fund shares sold                                                                                   799,648
        Receivable for investments sold                                                                                   356,978
        Dividends, interest and reclaims receivable                                                                        85,484
        Prepaid expenses and other assets                                                                                  13,372
                                                                                                                     ------------
         Total Assets                                                                                                 125,797,432
                                                                                                                     ------------
LIABILITIES
        Advisory fee payable                                                                                              113,373
        Administrative services fee payable                                                                                10,446
        Payable for investments purchased                                                                                 184,300
        Accrued expenses payable                                                                                           39,842
                                                                                                                     ------------
          Total Liabilities                                                                                               347,961
                                                                                                                     ------------
NET ASSETS
        Capital stock, $0.001 par value                                                                                    11,465
        Paid-in capital                                                                                               168,175,428
        Accumulated undistributed net investment loss                                                                    (611,810)
        Accumulated net realized loss from investments and foreign currency transactions                              (31,885,572)
        Net unrealized depreciation from investments and foreign currency translations                                (10,240,040)
                                                                                                                    -------------
          Net Assets                                                                                                 $125,449,471
                                                                                                                    -------------
NET ASSET VALUE
        Net assets                                                                                                   $125,449,471
        Shares outstanding                                                                                             11,455,726
                                                                                                                     ------------
        Net asset value, offering price and redemption price per share                                                     $10.95
                                                                                                                           ======

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS TRUST - GLOBAL POST-VENTURE CAPITAL PORTFOLIO STATEMENTS OF OPERATIONS
June 30, 2001 (Unaudited)

INVESTMENT INCOME
        Dividends                                                                                                 $       278,771
        Interest                                                                                                          138,095
        Foreign taxes withheld                                                                                            (23,337)
                                                                                                                  ---------------
           Total investment income                                                                                        393,529
                                                                                                                  ---------------
EXPENSES

        Investment advisory fees                                                                                          872,049
        Administrative services fees                                                                                      134,128
        Custodian fees                                                                                                     29,097
        Audit fees                                                                                                          8,480
        Legal fees                                                                                                          7,865
        Printing fees                                                                                                       7,046
        Transfer agent fees                                                                                                 4,277
        Insurance expense                                                                                                   2,902
        Interest expense                                                                                                    2,801
        Trustees fees                                                                                                       1,299
        Miscellaneous fees                                                                                                  5,079
                                                                                                                  ---------------
                                                                                                                        1,075,023

        Less: fees waived and transfer agent offsets                                                                      (94,855)
                                                                                                                  ---------------
         Total expenses                                                                                                   980,168
                                                                                                                  ---------------
                Net investment loss                                                                                      (586,639)
                                                                                                                  ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
FOREIGN CURRENCY RELATED ITEMS
        Net realized loss from investments                                                                            (23,328,801)
        Net realized gain from foreign currency transactions                                                               80,641
        Net change in unrealized appreciation (depreciation) from investments                                          (8,502,038)
        Net change in unrealized appreciation (depreciation) from
         foreign currency translations                                                                                    (44,134)
                                                                                                                  ---------------
        Net realized and unrealized loss from investments and foreign currency related items                          (31,794,332)
                                                                                                                  ---------------
        Net decrease in net assets resulting from operations                                                        $ (32,380,971)
                                                                                                                  ===============


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS TRUST - GLOBAL POST-VENTURE CAPITAL PORTFOLIO STATEMENTS OF CHANGES IN NET ASSETS
June 30, 2001 (Unaudited)



                                                                                           FOR THE
                                                                                          SIX MONTHS             FOR THE
                                                                                            ENDED              YEAR ENDED
                                                                                        JUNE 30, 200(1)       DECEMBER 31,
                                                                                         (UNAUDITED)              2000
FROM OPERATIONS
     Net investment loss                                                             $      (586,639)         $   (1,432,433)
     Net gain (loss) from investments and foreign currency transactions                  (23,248,160)             15,878,092
     Net change in unrealized depreciation from investments
     and foreign currency translations                                                    (8,546,172)            (60,507,357)
                                                                                     ----------------         ---------------
     Net decrease in net assets resulting from operations                                (32,380,971)            (46,061,698)
                                                                                     ----------------         ---------------
FROM DISTRIBUTIONS
     Distributions from net realized gains                                                          0            (12,672,941)
     Distributions in excess of net realized gains                                                  0             (8,822,928)
                                                                                     ----------------         ---------------
         Net decrease in net assets from distributions                                              0            (21,495,869)
                                                                                     ----------------         ---------------
FROM CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares                                                          66,282,298            238,651,639
     Reinvestment of distributions                                                                  0             21,495,858
     Net asset value of shares redeemed                                                  (76,486,261)           (176,339,135)
                                                                                     ----------------         ---------------
     Net increase (decrease) in net assets from capital share transactions               (10,203,963)             83,808,362
                                                                                     ----------------         ---------------
     Net increase (decrease) in net assets                                               (42,584,934)             16,250,795
NET ASSETS
     Beginning of period                                                                  168,034,405            151,783,610
                                                                                     ----------------         ---------------
     End of period                                                                     $  125,449,471        $   168,034,405
                                                                                     ================        ================
UNDISTRIBUTED NET INVESTMENT LOSS                                                      $     (611,810)       $       (25,171)
                                                                                    =================        ================


                See Accompanying Notes to Financial Statements.

Credit Suisse Warburg Pincus Trust - Global Post-Venture Capital Portfolio Financial Highlights
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                               FOR THE SIX
                                               MONTHS ENDED
                                               JUNE 30, 2001              FOR THE YEAR ENDED OCTOBER 31,
                                              (Unaudited)        2000          1999        1998       1997     1996(1)
PER-SHARE DATA
  Net asset value, beginning of period         $   13.62       $  19.26    $   11.82    $  11.06   $   9.76   $   10.00
                                               ---------       --------    ---------    --------   --------   ---------
INVESTMENT ACTIVITIES
  Net investment loss                              (0.06)         (0.09)       (0.08)      (0.04)     (0.08)       0.00
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                 (2.61)         (3.56)        7.52        0.80       1.38       (0.24)
                                               ---------       --------    ---------    --------   --------   ---------
  Total from investment activities                 (2.67)         (3.65)        7.44        0.76       1.30       (0.24)
                                               ---------       --------    ---------    --------   --------   ---------
LESS DISTRIBUTIONS
  Distributions from net realized gains             0.00          (1.17)        0.00        0.00       0.00        0.00
  Distributions in excess of net realized gains     0.00          (0.82)        0.00        0.00       0.00        0.00
                                               ---------       --------    ---------    --------   --------   ---------
    Total distributions                             0.00          (1.99)        0.00        0.00       0.00        0.00
                                               ---------       --------    ---------    --------   --------   ---------
NET ASSET VALUE, END OF PERIOD                 $   10.95       $  13.62    $   19.26    $  11.82   $  11.06   $    9.76
                                               =========       ========    =========    ========   ========   =========
    Total return                                 (19.60)%(2)     (18.94)%      62.94%       6.87%     13.34%      (2.40)%(2)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)       $ 125,449       $168,034    $ 151,784    $ 62,055   $ 30,520   $  12,400
  Ratio of expenses to average net assets(3)       1.41%(4)       1.42%        1.41%       1.40%      1.40%       1.41%(4)
    Ratio of net investment loss to
      average net assets                          (0.84)%(4)     (0.75)%      (0.87)%     (0.83)%    (0.75)%      0.80%(4)
  Decrease reflected in above operating
    expense ratio due to waivers/
    reimbursements                                 0.13%(4)       0.11%        0.18%       0.30%      0.18%       4.16%(4)
Portfolio turnover rate                           66.74%         69.22%       44.38%      73.18%    238.12%       6.80%



(1)   For the period September 30, 1996 (inception date) through December, 1996.
(2)   Non-annualized.
(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements resulted in a reduction to the Portfolio's net expense ratio by .01%, .02%, .01%, .00%, .00% and .01% for the six months ended June 30, 2001 and for each of the years or period ended December 31, 2000, 1999, 1998, 1997 and 1996, respectively. The Portfolio's operating expense ratio after reflecting these arrangements was 1.40% for the six months ended June 30, 2000 and for each of the years or period ended December 31, 2000, 1999, 1998, 1997 and 1996, respectively.
(4)   Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS TRUST - GLOBAL POST-VENTURE CAPITAL PORTFOLIO NOTES TO FINANCIAL STATEMENTS
June 30, 2001 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Credit Suisse Warburg Pincus Trust, formerly Warburg Pincus Trust (the "Trust"), a Massachusetts business trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers seven managed investment funds of which one, the Global Post-Venture Capital Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks long-term growth of capital. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan.

A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange. The Portfolio's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the mean between the last reported bid and asked prices. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Trustees believes accurately reflects fair value. Debt that will mature in 60 days or less is valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

The Portfolio initially values its investments in private-equity portfolios at cost. After that, the Portfolio values these investments according to reports from the private-equity portfolios that Abbott Capital Management, LLC ("Abbott"), the Portfolio's sub-investment adviser, generally receives on a quarterly basis. The Portfolio's NAV typically will not reflect interim changes in the values of its private-equity-portfolio investments.

B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which are due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

F) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

G) REPURCHASE AGREEMENTS -- Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Portfolio, along with other Funds advised by Credit Suisse Asset Management, LLC ("CSAM"), the Portfolio's investment adviser, may transfer uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by the Portfolio's custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

H) FORWARD CURRENCY CONTRACTS -- The Portfolio may enter into forward currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At June 30, 2001, the Portfolio had no open forward foreign currency contracts.

I) OTHER -- The Portfolio may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation of assets, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity, market, operational and valuation risks.

The Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

CSAM, which is an indirect wholly-owned U.S. subsidiary of Credit Suisse Group, serves as investment adviser for the Portfolio. For its investment advisory services, CSAM receives a fee from the Portfolio at an annual rate of 1.25% of the Portfolio's average daily net assets. For the six months ended June 30, 2001, investment advisory fees earned and voluntary waivers were $872,049 and $91,320, respectively.

Abbott serves as sub-investment adviser for the Portfolio's assets invested in U.S. or foreign private limited partnerships or other investment funds ("Private Fund Investments"). Pursuant to the sub-advisory agreement between Abbott and CSAM, Abbott is entitled to a quarterly fee from CSAM at the annual rate of 1.00% of the net asset value of Private Fund Investments, which fee amount or a portion thereof may be waived by Abbott. No compensation is paid by the Portfolio to Abbott for its sub-investment advisory services.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and PFPC Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, Inc., serve as co-administrators to the Portfolio. For its administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Portfolio's average daily net assets. For the six months ended June 30, 2001, administrative services fees earned by CSAMSI were $69,764.

For its administrative services through February 4, 2001, PFPC received a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

        Average Daily Net Assets                Annual Rate
        First $500 million                      .11% of average daily net assets
        Next $1 billion                         .09% of average daily net assets
        Over $1.5 billion                       .07% of average daily net assets

Effective February 5, 2001, for its administrative services, PFPC receives a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

        Average Daily Net Assets                Annual Rate
        First $500 million                      .08% of average daily net assets
        Next $1 billion                         .07% of average daily net assets
        Over $1.5 billion                       .06% of average daily net assets

For the six months ended June 30, 2001, administrative service fees earned by PFPC (including out-of-pocket expenses) were $64,364.

In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

The Portfolio has an arrangement with its transfer agent whereby interest earned on uninvested cash balances is used to offset a portion of its transfer agent expense. For the six months ended June 30, 2001, the Portfolio received credits or reimbursements of $3,535 under this arrangement.

Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing services. For the six months ended June 30, 2001, Merrill was paid $8,768 for its services by the Portfolio.

NOTE 3. LINE OF CREDIT

Through June 19, 2001, the Portfolio, together with other funds advised by CSAM (collectively, the "Participating Funds"), participated in a $350 million committed, unsecured, line of credit facility (the "Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, Bank of Nova Scotia as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds paid an aggregate commitment fee at a rate of
 .075% per annum on the entire amount of the Prior Credit Facility, which was allocated among the Participating Funds in such manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%. During the period January 1, 2001 through June 19, 2001, the Portfolio had the following borrowings under the Prior Credit Facility:

                                                               MAXIMUM                    LOAN
        AVERAGE DAILY              AVERAGE                   DAILY LOAN                 OUTSTANDING
        LOAN BALANCE               INTEREST RATE %           OUTSTANDING                AT 06/19/01
         $28,101                       4.90%                  $1,684,000                   $0

Effective June 20, 2001, the Participating Funds, together with additional funds advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $200 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for the same purposes as the Prior Credit Facility. Under the terms of the New Credit Facility, the New Participating Funds pay an aggregate commitment fee at a rate of .10% per annum on the average unused amount of the New Prior Credit Facility, which is allocated among the New Participating Funds in such manner as was determined by the governing Boards of the New Participating Funds. The interest rate paid under the New Credit Facility is unchanged from the rate paid under the Prior Credit Facility. During the period June 20, 2001 through June 30, 2001, the Portfolio had the following borrowings under the New Credit Facility:

                                                                       MAXIMUM                  LOAN
        AVERAGE DAILY                       AVERAGE                   DAILY LOAN              OUTSTANDING
        LOAN BALANCE                        INTEREST RATE %           OUTSTANDING             AT 06/30/01
        $17,315                             4.47%                     $2,195,000              $0

NOTE 4. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2001, purchases and sales of investment securities (excluding short-term investments) were $90,992,780 and $97,930,835, respectively.

At June 30, 2001, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was $17,337,985 and $(27,559,318), respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

The Portfolio is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value of $.001 per share. Transactions in shares of the Portfolio were as follows:

                                               FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                              JUNE 30, 2001 (UNAUDITED)                  DECEMBER 31, 2000
Shares sold                                             5,432,657                            11,842,996
Shares issued in reinvestment
of distributions                                                0                             1,578,257
Shares redeemed                                        (6,314,564)                          (8,963,576)
                                                       -----------                          -----------
Net increase (decrease)                                  (881,907)                            4,457,677
                                                       ===========                          ===========

               CREDIT SUISSE WARBURG PINCUS FUNDS

                               CREDIT | ASSET
                               SUISSE | MANAGEMENT


                      P.O. Box 9030, Boston, MA 02205-9030
                                  800-222-8977
   CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR. TRGPV-3-0601